Related Party Transactions - Summary of Key Management Personnel Compensation (Parenthetical) (Details) ¥ in Millions	6 Months Ended
Jun. 30, 2022 CNY (¥)
Related Party Transactions [Abstract]
Share-based compensation expense from forfeiture of unvested stock options	¥ 4.4